Note 13 - Segmented Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
13.	SEGMENTED INFORMATION

The Company operates primarily in
one
operating segment, being the exploration and development of mineral properties in North America. The Company's principal asset, its
44%
ownership in the Minera Juanicipio Joint Venture, is located in Mexico, and the Company also has other exploration properties in North America. The Company's executive and head office is located in Canada.